Warrants to Purchase Common Stock	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Warrants to Purchase Common Stock [Abstract]
Warrants to Purchase Common Stock

Note 6 – Warrants to Purchase Common Stock

In connection with the Offering on December 22, 2022, the Company issued warrants of 29,067 to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $3.00. In connection with the Offering on January 10 and March 31, 2023, the Company issued warrants of 4,933 and 6,720, respectively, to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $3.00.

The following warrants to purchase common stock were outstanding as of March 31, 2023:

Number of Shares	Exercise Price	Expiration Date
360,000	$2.00	June 28, 2026
29,067	3.00	December 22, 2027
4,933	3.00	January 10, 2028
6,720	3.00	March 31, 2028
400,720

Note 9 – Warrants to Purchase Common Stock

In connection with the Offering, the Company issued 360,000 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00.